Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)
NOTE 5 - Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)

NOTE 5 – Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)

On August 9, 2019, Vemanti entered into an agreement to lend $200,000 to Fvndit for the purpose of developing a peer-to-peer business lending platform operating in Vietnam. The annual interest rate on the loan was 10.5% payable monthly to Vemanti. On August 12, 2019, Fvndit drew down the full $200,000. The entire loan was subsequently repaid in 2020.

NOTE 8 – Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)

Vemanti entered into an agreement to lend $200,000 to Fvndit for the purpose of developing a peer-to-peer business lending platform operating in Vietnam. The annual interest rate on the loan is 10.5% payable monthly to Vemanti. On August 12, 2019 Fvndit drew down the full $200,000.The entire loan was subsequently repaid in full in 2020.